Document and Entity Information	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	MANNKIND CORP
Entity Central Index Key	0000899460
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50865
Entity Tax Identification Number	13-3607736
Entity Address, Address Line One	1 Casper Street
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	(818)
Local Phone Number	661-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MNKD
Security Exchange Name	NASDAQ